J.P. MORGAN MUTUAL FUND GROUP

245 Park Avenue

New York, N.Y. 10167

April 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Group (“Trust”) on behalf of:
the JPMorgan Short Term Bond Fund II (the “Fund”)
File Nos. 811-5151 & 33-14196

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 103 (Amendment No. 142 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the revised statutory prospectuses for all share classes for the Fund. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust I and JPMorgan Trust II for the revised statutory prospectuses.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio, Esq.

Assistant Secretary

cc:	Vincent J. De Stefano